CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011
Common stock:
Common Stock balance at beginning of year	$ 100	$ 61
Shares sold in private placement	0	39
Common Stock balance at end of year	100	100
Capital in excess of par value:
Capital in excess of par value balance at beginning of year	27,582	19,197
Debt forgiveness by shareholder (see Note F)	0	7,599
Issuance of common stock in private placement	0	383
Direct costs of shares issued in private placement	(112)	(137)
Shareholder payments on Company's behalf (see Note F)	0	540
Stock based compensation	8	0
Capital in excess of par value balance end of year	27,478	27,582
Accumulated deficit:
Accumulated deficit balance beginning of year	(26,137)	(25,915)
Net Income(loss).	444	(222)
Accumulated deficit balance at end of year	(25,693)	(26,137)
Accumulated other comprehensive loss:
Other comprehensive loss balance at beginning of year	(434)	(411)
Foreign currency translation adjustments	(22)	(23)
Other comprehensive loss balance at end of year	(456)	(434)
Total shareholders' equity at end of year	1,429	1,111
Comprehensive income (loss)
Net Income(loss)..	444	(222)
Foreign currency translations adjustments	(22)	(23)
Total comprehensive income (loss)	$ 422	$ (245)
Outstanding shares:
Outstanding shares balance at beginning of year	995,249	610,661
Shares issued in private placement	0	384,588
Fractional shares cashed out in 1-for-20 reverse stock split	(114)	0
Outstanding shares balance at end of year	995,135	995,249